Income Taxes - Narrative (Details) - CAD ($) $ in Millions		6 Months Ended	12 Months Ended			18 Months Ended	24 Months Ended
	Jan. 01, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jan. 01, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provincial corporate income tax rate	8.00%	11.00%		12.00%	11.00%
Provincial corporate income tax rate, annual rate reduction							1.00%
Increase in deferred income tax liability due to change in provincial corporate income tax rate			$ 1,618	$ 10
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		$ 1,000	1,000
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		$ 750	$ 750
Changes in tax rate
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provincial corporate income tax rate						12.00%